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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

                    Morgan Stanley Liquid Asset Fund Inc.
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
   (Address of principal executive offices)                           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

                                                                  ANNUALIZED
PRINCIPAL                                                          YIELD ON
AMOUNT IN                                                           DATE OF
THOUSANDS                                                          PURCHASE      MATURITY DATE          VALUE
---------                                                         ----------   -----------------   ---------------
            COMMERCIAL PAPER (78.4%)
            Asset-Backed - Auto (0.4%)
 $ 75,000   DaimlerChrysler Revolving Auto Conduit LLC               5.06%         07/27/06        $    74,416,667
                                                                                                   ---------------
            Banking (6.1%)
  510,000   Bank of America Corp.                                  4.88-5.18   06/05/06-10/13/06   $   506,654,931
  542,000   Citigroup Funding Inc.                                 4.95-5.18   06/20/06-10/12/06       539,231,456
                                                                                                   ---------------
                                                                                                     1,045,886,387
                                                                                                   ---------------
            Finance- Automotive (1.0%)
  165,000   Toyota Motor Credit Corp.                              4.57-5.02   06/06/06-06/30/06       164,535,172
                                                                                                   ---------------
            Finance- Consumer (3.2%)
  180,000   American Express Credit Corp.                          4.87-5.09   06/02/06-07/18/06       179,782,083
  360,000   HSBC Finance Corp.                                     4.99-5.05   07/10/06-07/17/06       357,865,833
                                                                                                   ---------------
                                                                                                       537,647,916
                                                                                                   ---------------
            Financial Conglomerates (4.2%)
  715,500   General Electric Capital Corp.                         4.53-5.27   06/02/06-11/27/06       710,356,985
                                                                                                   ---------------
            Insurance (4.5%)
  180,000   ING America Insurance Holdings Inc.                    5.09-5.14   07/31/06-08/17/06       178,230,083
   42,000   Met Life Funding Inc.                                    5.17          08/22/06             41,512,100
  550,000   Prudential Funding LLC                                   4.94      06/22/06-06/23/06       548,395,639
                                                                                                   ---------------
                                                                                                       768,137,822
                                                                                                   ---------------
            International Banks (57.8%)
   67,000   ANZ (DE) Inc.                                          4.90-5.15   06/26/06-10/05/06        66,419,437
  690,000   Abbey National North America LLC                       4.86-5.05   06/06/06-07/14/06       687,405,167
  400,000   BNP Paribas Finance, Inc.                                5.11          08/11/06            396,024,000
  795,000   Barclays U.S. Funding Corp.                            4.89-5.20   06/12/06-08/24/06       790,874,218
   30,000   CBA (Delaware) Finance Inc.                            4.87-4.94   06/15/06-08/31/06        29,892,317
  613,000   Calyon North America, Inc.                             4.72-5.04   06/06/06-08/21/06       609,959,145
  350,000   Deutsche Bank Financial LLC                            4.73-4.76   06/09/06-10/03/06       348,650,667
  720,000   Dexia Delaware LLC                                     4.96-5.05   06/21/06-07/31/06       717,048,239
  355,000   DnB NOR Bank ASA                                       4.92-5.12   06/29/06-08/18/06       352,747,486
  725,000   HBOS Treasury Services plc                             4.96-5.15   07/06/06-08/24/06       718,712,800
  278,000   ING (U.S.) Funding LLC                                 4.62-5.12   06/27/06-08/09/06       276,121,601
  705,000   Natexis Banques Populaires U.S. Finance Co. LLC        4.81-5.11   06/01/06-09/18/06       702,165,368
  297,000   Nordea North America, Inc.                             5.06-5.15   07/28/06-10/02/06       294,537,520
   15,000   Rabobank USA Finance Corp.                               5.11          09/29/06             14,750,500
  700,000   Royal Bank of Canada                                   5.12-5.16   08/04/06-08/15/06       693,269,625
  450,000   Royal Bank of Scotland plc                             4.89-4.99   06/14/06-07/11/06       448,281,000
  450,000   Sanpaolo IMI U.S. Financial Co.                        4.82-5.18   06/13/06-08/31/06       447,028,292
  765,000   Societe Generale N.A., Inc.                            4.84-5.04   06/30/06-08/07/06       760,713,958
  375,000   Spintab AB                                             4.96-5.11   07/05/06-07/28/06       372,383,333
  120,000   Svenska Handelsbanken Inc.                               4.59          06/15/06            119,790,467
  332,000   Swedbank                                               4.99-5.06   07/14/06-08/24/06       329,836,047
  680,000   UBS Finance (Delaware) LLC                             4.68-5.09   06/01/06-07/26/06       676,581,844
                                                                                                   ---------------
                                                                                                     9,853,193,031
                                                                                                   ---------------
            Investment Banks/Brokers (1.2%)
  200,000   Merrill Lynch & Co. Inc.                                 5.05          07/07/06            198,998,000
                                                                                                   ---------------
            TOTAL COMMERCIAL PAPER (Cost $13,353,171,980)                                           13,353,171,980
                                                                                                   ---------------

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
            CERTIFICATES OF DEPOSIT (14.4%)
  200,000   Citibank, N.A.                                         5.12-5.18   08/09/06-08/28/06       200,000,000
  750,000   First Tennessee Bank, N.A.                             4.91-5.10   06/15/06-08/03/06       750,000,000
  750,000   Washington Mutual Bank F.A.                            5.07-5.15   07/19/06-08/21/06       750,000,000
  450,000   Wells Fargo Bank, N.A.                                 4.90-5.02   06/19/06-06/27/06       450,000,000
  300,000   World Savings Bank, FSB                                4.91-5.07   06/16/06-07/20/06       300,000,000
                                                                                                   ---------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $2,450,000,000)                                      2,450,000,000
                                                                                                   ---------------
            U.S. GOVERNMENT AGENCIES (5.8%)
  249,000   Federal National Mortgage Assoc.                       4.54-5.04   06/21/06-08/30/06       247,266,231
  754,000   Freddie Mac                                            4.51-5.19   06/05/06-12/29/06       747,995,546
                                                                                                   ---------------
            TOTAL U.S. GOVERNMENT AGENCIES (Cost $995,261,777)                                         995,261,777
                                                                                                   ---------------
            SHORT-TERM BANK NOTE (2.4%)
  415,000   World Savings Bank, FSB (Cost $415,000,000)            4.98-5.11   07/03/06-08/08/06       415,000,000
                                                                                                   ---------------
            TOTAL INVESTMENTS (Cost $17,213,433,757)(a)                              101.0%         17,213,433,757

            LIABILITIES IN EXCESS OF OTHER ASSETS                                     (1.0)           (170,458,242)
                                                                                     -----         ---------------
            NET ASSETS                                                               100.0%        $17,042,975,515
                                                                                     =====         ===============

----------
(a)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006


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